Exhibit 99.1

Nissan Auto Receivables 2024-A

Collection Period	30-Jun-24	30/360 Days	30	Collection Period Start	1-Jun-24
Distribution Date	15-Jul-24	Actual/360 Days	28	Collection Period End	30-Jun-24
				Prior Month Settlement Date	17-Jun-24
				Current Month Settlement Date	15-Jul-24

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,424,116,746.73	1,373,457,568.06	1,327,940,680.11	1.019858
Yield Supplement Overcollaterization		122,033,411.09	115,468,028.88	109,707,679.30
Total Adjusted Pool Balance		1,302,083,335.64	1,257,989,539.18	1,218,233,000.81
Total Adjusted Securities		1,302,083,335.64	1,257,989,539.18	1,218,233,000.81	0.935603
Class A-1 Notes	5.51200%	279,000,000.00	234,906,203.54	195,149,665.17	0.699461
Class A-2a Notes	5.47000%	145,000,000.00	145,000,000.00	145,000,000.00	1.000000
Class A-2b Notes	5.71303%	293,000,000.00	293,000,000.00	293,000,000.00	1.000000
Class A-3 Notes	5.28000%	438,000,000.00	438,000,000.00	438,000,000.00	1.000000
Class A-4 Notes	5.18000%	95,000,000.00	95,000,000.00	95,000,000.00	1.000000
Certificates	0.00000%	52,083,335.64	52,083,335.64	52,083,335.64	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	39,756,538.37	1,007,069.00	142.4965533	3.6095663
Class A-2a Notes	0.00	660,958.33	—	4.5583333
Class A-2b Notes	0.00	1,301,936.06	—	4.4434678
Class A-3 Notes	0.00	1,927,200.00	—	4.4000000
Class A-4 Notes	0.00	410,083.33	—	4.3166666
Certificates	0.00	0.00	—	—

Total Securities	39,756,538.37	5,307,246.72

I. COLLECTIONS

Interest:
Interest Collections				5,242,314.12
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				5,242,314.12
Principal:
Principal Collections				45,429,331.84
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				45,429,331.84
Recoveries of Defaulted Receivables				33,342.46

Total Collections				50,704,988.42

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			65,727	1,257,989,539.18
Total Principal Payment				39,756,538.37

			64,895	1,218,233,000.81

Nissan Auto Receivables 2024-A

III. DISTRIBUTIONS

Total Collections	50,704,988.42
Reserve Account Draw	0.00
Total Available for Distribution	50,704,988.42
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	1,144,547.97
Servicing Fee Paid	1,144,547.97
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	1,007,069.00
Class A-1 Notes Monthly Interest Paid	1,007,069.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	660,958.33
Class A-2a Notes Monthly Interest Paid	660,958.33
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	1,301,936.06
Class A-2b Notes Monthly Interest Paid	1,301,936.06
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,927,200.00
Class A-3 Notes Monthly Interest Paid	1,927,200.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	410,083.33
Class A-4 Notes Monthly Interest Paid	410,083.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2024-A

Total Note Monthly Interest
Total Note Monthly Interest Due		5,307,246.72
Total Note Monthly Interest Paid		5,307,246.72
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		44,253,193.73
4. Total Monthly Principal Paid on the Notes		39,756,538.37
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		39,756,538.37
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		4,496,655.36
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		4,496,655.36

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,208.34
Required Reserve Account Amount		3,255,208.34
Beginning Reserve Account Balance		3,255,208.34
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,208.34
Required Reserve Account Amount for Next Period		3,255,208.34

VI. POOL STATISTICS

Weighted Average Coupon		4.85%
Weighted Average Remaining Maturity		49.44

	Amount	Number
Principal on Defaulted Receivables	87,556.11	3
Principal Recoveries of Defaulted Receivables	33,342.46

Monthly Net Losses	54,213.65
Pool Balance at Beginning of Collection Period	1,373,457,568.06
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.16%
Net Loss Ratio for Current Collection Period	0.05%
Four-Month Average Net Loss Ratio	0.05%
Cumulative Net Losses for all Periods	242,980.54

Nissan Auto Receivables 2024-A

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,991,787.85	114	0.23%
61-90 Days Delinquent	407,343.12	19	0.03%
91-120 Days Delinquent	0.00	0	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	3,399,130.97	133	0.26%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Current Collection Period	0.03%	0.03%
Four-Month Average Delinquency Ratio	0.01%	0.01%
60 Day Delinquent Receivables	407,343.12
Delinquency Percentage	0.03%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	3,576,517.00
Number of Extensions	118

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO